Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures
Schedule of share based ultimate controlling party

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Key management	32,703	28,302	6.2%	7.2%
Other related parties	152,686	128,679	29.0%	32.7%
Total	185,389	156,981	35.2%	39.9%

Schedule of annual remuneration and related compensation costs recognized as expense

In € thousand	2023	2022
Short-term employee benefits	2,889	4,657
Termination remuneration	—	52
Post-employment benefits	84	45
Share-based payment remuneration	10,630	7,364
Success fees and JSOP	—	(4,568)
Total	13,603	7,550

Schedule of balances held by entities with significant influence over the company

(in € thousand)	2023	2022
Research and development expenses	2	17
General and administration expenses	46	—
Selling expenses	—	289
Finance income	—	7
Finance expenses	—	6
Purchase of property, plant and equipment	19	24